Sustainability costs - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Recycling/waste costs	£ 49	£ 66	£ 27
Renewable energy attribute certificates	2	2	2
Inventory write-offs	£ 217	134	250
Severe weather events and other natural conditions
Disclosure of attribution of expenses by nature to their function [line items]
Reversal of inventory write-down		1
Inventory write-offs		£ 11	£ 9